Schedule of Financial information for Investments Accounted Under the Equity Method (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Other investments		$ 200,000
Cash	$ 200,000
Other assets	2,687,000		$ 1,230,000
Total assets	110,279,000		62,143,000
Total liabilities	43,675,000		$ 25,136,000
Net investment income	(3,399,000)
Other income	10,000
General and administrative expenses	(3,627,000)	(2,531,000)
Net income	(4,445,000)	$ (3,989,000)
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Other investments	78,131,000
Cash	538,000
Other assets	20,000
Total assets	78,689,000
Total liabilities	50,000
Net investment income	604,000
Other income	20,000
General and administrative expenses	(25,000)
Net income	$ 599,000